Quarterly Holdings Report
for
Fidelity® Series Corporate Bond Fund
November 30, 2024
XBC-NPRT1-0125
1.9891233.106
Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (b)	379,000	391,373
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	727,000	738,567
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	432,000	438,698
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (b)	533,000	526,886
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (b)	556,000	546,859
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (b)	263,000	259,865
TOTAL UNITED STATES		2,902,248
TOTAL ASSET-BACKED SECURITIES (Cost $2,890,000)		2,902,248

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	200,000	178,313
United Mexican States 4.5% 4/22/2029	1,000,000	967,500
TOTAL MEXICO		1,145,813
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,281,853)		1,145,813

Non-Convertible Corporate Bonds - 86.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Financials - 0.6%
Banks - 0.6%
Commonwealth Bank of Australia 3.784% 3/14/2032 (b)	1,280,000	1,172,181
National Australia Bank Ltd 2.99% 5/21/2031 (b)	1,200,000	1,056,770
Westpac Banking Corp 5.405% 8/10/2033 (c)	1,400,000	1,410,211

TOTAL AUSTRALIA		3,639,162
BELGIUM - 0.8%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev Worldwide Inc 4.439% 10/6/2048	500,000	446,692
Anheuser-Busch InBev Worldwide Inc 4.9% 1/23/2031	525,000	533,762
		980,454
Financials - 0.6%
Banks - 0.6%
KBC Group NV 4.932% 10/16/2030 (b)(c)	2,373,000	2,356,533
KBC Group NV 6.324% 9/21/2034 (b)(c)	1,700,000	1,803,492
		4,160,025
TOTAL BELGIUM		5,140,479
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Vale Overseas Ltd 6.4% 6/28/2054	510,000	515,380
CANADA - 2.6%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Rogers Communications Inc 3.8% 3/15/2032	238,000	218,416
Rogers Communications Inc 4.55% 3/15/2052	1,450,000	1,229,349
Rogers Communications Inc 5% 3/15/2044	270,000	250,897
		1,698,662
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	138,000	125,642
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Canadian Natural Resources Ltd 2.95% 7/15/2030	1,071,000	964,879
Canadian Natural Resources Ltd 6.25% 3/15/2038	1,075,000	1,131,452
Cenovus Energy Inc 2.65% 1/15/2032	159,000	135,231
Cenovus Energy Inc 3.75% 2/15/2052	480,000	352,283
Cenovus Energy Inc 5.25% 6/15/2037	413,000	399,541
Cenovus Energy Inc 5.4% 6/15/2047	39,000	36,674
Cenovus Energy Inc 6.75% 11/15/2039	45,000	49,895
Enbridge Inc 3.4% 8/1/2051	900,000	642,119
Enbridge Inc 4.5% 6/10/2044	250,000	215,660
Enbridge Inc 7.2% 6/27/2054 (c)	900,000	934,475
		4,862,209
Financials - 1.0%
Insurance - 1.0%
Empower Finance 2020 LP 1.776% 3/17/2031 (b)	324,000	269,414
Empower Finance 2020 LP 3.075% 9/17/2051 (b)	540,000	359,203
Fairfax Financial Holdings Ltd 3.375% 3/3/2031	571,000	518,575
Fairfax Financial Holdings Ltd 5.625% 8/16/2032	2,100,000	2,158,292
Fairfax Financial Holdings Ltd 6% 12/7/2033	1,400,000	1,461,621
Intact Financial Corp 5.459% 9/22/2032 (b)	1,117,000	1,145,066
		5,912,171
Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Emera US Finance LP 3.55% 6/15/2026	2,550,000	2,498,577
Emera US Finance LP 4.75% 6/15/2046	1,775,000	1,544,453
		4,043,030
TOTAL CANADA		16,641,714
FRANCE - 1.8%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies Capital International SA 3.127% 5/29/2050	800,000	558,338
Financials - 1.7%
Banks - 1.7%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	1,182,000	1,133,793
BNP Paribas SA 2.591% 1/20/2028 (b)(c)	490,000	466,955
BNP Paribas SA 3.052% 1/13/2031 (b)(c)	875,000	792,092
BNP Paribas SA 3.132% 1/20/2033 (b)(c)	1,250,000	1,090,169
BPCE SA 2.277% 1/20/2032 (b)(c)	600,000	499,725
BPCE SA 4.875% 4/1/2026 (b)	200,000	199,113
BPCE SA 5.975% 1/18/2027 (b)(c)	3,000,000	3,024,897
Credit Agricole SA 2.811% 1/11/2041 (b)	444,000	317,952
Societe Generale SA 1.488% 12/14/2026 (b)(c)	3,300,000	3,176,242
Societe Generale SA 3% 1/22/2030 (b)	430,000	387,103
		11,088,041
TOTAL FRANCE		11,646,379
GERMANY - 1.7%
Financials - 0.9%
Capital Markets - 0.7%
Deutsche Bank AG 4.5% 4/1/2025	3,029,000	3,019,401
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	1,650,000	1,604,314
		4,623,715
Insurance - 0.2%
Allianz SE 5.6% 9/3/2054 (b)(c)	1,200,000	1,188,299
Health Care - 0.6%
Pharmaceuticals - 0.6%
Bayer US Finance II LLC 4.875% 6/25/2048 (b)	1,150,000	947,995
Bayer US Finance LLC 6.5% 11/21/2033 (b)	1,300,000	1,355,021
Bayer US Finance LLC 6.875% 11/21/2053 (b)	1,510,000	1,605,636
		3,908,652
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	1,276,000	1,207,827
TOTAL GERMANY		10,928,493
HONG KONG - 0.6%
Financials - 0.6%
Insurance - 0.6%
AIA Group Ltd 3.2% 9/16/2040 (b)	950,000	735,668
AIA Group Ltd 5.375% 4/5/2034 (b)	2,800,000	2,863,440

TOTAL HONG KONG		3,599,108
IRELAND - 3.2%
Financials - 1.8%
Banks - 0.4%
AIB Group PLC 5.871% 3/28/2035 (b)(c)	1,400,000	1,432,320
AIB Group PLC 6.608% 9/13/2029 (b)(c)	378,000	398,712
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	1,025,000	1,045,495
		2,876,527
Consumer Finance - 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	227,000	216,994
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	237,000	221,310
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	1,754,000	1,556,386
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.4% 10/29/2033	526,000	457,309
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.85% 10/29/2041	860,000	702,435
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.95% 9/10/2034	1,640,000	1,595,496
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	1,200,000	1,237,266
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.15% 9/30/2030	1,800,000	1,901,089
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027	599,000	620,614
		8,508,899
Industrials - 1.0%
Transportation Infrastructure - 1.0%
Avolon Holdings Funding Ltd 2.528% 11/18/2027 (b)	1,601,000	1,488,695
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	110,000	108,642
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (b)	4,300,000	4,401,174
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	440,000	456,699
		6,455,210
Materials - 0.4%
Containers & Packaging - 0.4%
Smurfit Kappa Treasury ULC 5.438% 4/3/2034 (b)	1,700,000	1,734,991
Smurfit Westrock Financing DAC 5.418% 1/15/2035 (b)	1,175,000	1,198,541
		2,933,532
TOTAL IRELAND		20,774,168
ITALY - 0.7%
Financials - 0.5%
Banks - 0.5%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	1,126,000	1,129,578
Intesa Sanpaolo SpA 7.2% 11/28/2033 (b)	500,000	553,347
UniCredit SpA 1.982% 6/3/2027 (b)(c)	1,200,000	1,145,934
		2,828,859
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.5% 6/26/2034 (b)	1,452,000	1,476,885
TOTAL ITALY		4,305,744
MEXICO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleos Mexicanos 4.5% 1/23/2026	1,000,000	970,001
Petroleos Mexicanos 6.49% 1/23/2027	75,000	73,608
Petroleos Mexicanos 6.5% 3/13/2027	80,000	78,050

TOTAL MEXICO		1,121,659
NETHERLANDS - 0.8%
Consumer Staples - 0.3%
Food Products - 0.3%
JDE Peet's NV 2.25% 9/24/2031 (b)	545,000	450,298
Viterra Finance BV 4.9% 4/21/2027 (b)	1,500,000	1,490,328
		1,940,626
Financials - 0.5%
Banks - 0.5%
ABN AMRO Bank NV 5.59% 12/3/2035 (b)(c)	3,100,000	3,109,270
Cooperatieve Rabobank UA 3.75% 7/21/2026	300,000	293,649
		3,402,919
TOTAL NETHERLANDS		5,343,545
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	61,000	59,154
SPAIN - 0.7%
Financials - 0.6%
Banks - 0.6%
Banco Santander SA 2.749% 12/3/2030	1,000,000	863,113
CaixaBank SA 5.673% 3/15/2030 (b)(c)	1,400,000	1,424,405
CaixaBank SA 6.037% 6/15/2035 (b)(c)	1,400,000	1,441,589
		3,729,107
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)	1,215,000	1,149,099
TOTAL SPAIN		4,878,206
SWITZERLAND - 1.0%
Financials - 1.0%
Capital Markets - 1.0%
UBS Group AG 1.305% 2/2/2027 (b)(c)	800,000	766,146
UBS Group AG 2.095% 2/11/2032 (b)(c)	1,550,000	1,302,437
UBS Group AG 3.091% 5/14/2032 (b)(c)	1,200,000	1,064,813
UBS Group AG 3.126% 8/13/2030 (b)(c)	613,000	564,574
UBS Group AG 4.194% 4/1/2031 (b)(c)	800,000	767,766
UBS Group AG 4.988% 8/5/2033 (b)(c)	1,200,000	1,189,864
UBS Group AG 6.537% 8/12/2033 (b)(c)	500,000	541,069
UBS Group AG 9.016% 11/15/2033 (b)(c)	300,000	369,960
		6,566,629
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(c)	200,000	198,554
TOTAL SWITZERLAND		6,765,183
UNITED KINGDOM - 3.3%
Consumer Staples - 1.1%
Tobacco - 1.1%
BAT Capital Corp 2.259% 3/25/2028	1,225,000	1,130,412
BAT Capital Corp 2.726% 3/25/2031	2,800,000	2,463,283
BAT Capital Corp 5.834% 2/20/2031	468,000	487,276
BAT Capital Corp 6.421% 8/2/2033	1,300,000	1,402,239
Imperial Brands Finance PLC 3.5% 7/26/2026 (b)	500,000	488,720
Imperial Brands Finance PLC 4.25% 7/21/2025 (b)	330,000	328,309
Reynolds American Inc 4.45% 6/12/2025	1,070,000	1,067,939
		7,368,178
Financials - 2.0%
Banks - 2.0%
Barclays PLC 2.645% 6/24/2031 (c)	450,000	396,006
Barclays PLC 2.894% 11/24/2032 (c)	500,000	429,604
Barclays PLC 5.2% 5/12/2026	1,750,000	1,751,532
Barclays PLC 5.746% 8/9/2033 (c)	349,000	356,986
Barclays PLC 6.692% 9/13/2034 (c)	1,800,000	1,956,804
Barclays PLC 7.437% 11/2/2033 (c)	1,100,000	1,241,204
HSBC Holdings PLC 2.357% 8/18/2031 (c)	1,002,000	864,030
HSBC Holdings PLC 2.848% 6/4/2031 (c)	1,800,000	1,603,794
HSBC Holdings PLC 7.39% 11/3/2028 (c)	720,000	767,154
Lloyds Banking Group PLC 4.65% 3/24/2026	1,000,000	994,219
Lloyds Banking Group PLC 7.953% 11/15/2033 (c)	1,000,000	1,140,916
Standard Chartered PLC 5.005% 10/15/2030 (b)(c)	1,140,000	1,131,453
		12,633,702
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5.25% 3/26/2031 (b)	200,000	203,961
BAE Systems PLC 5.3% 3/26/2034 (b)	800,000	816,855
BAE Systems PLC 5.5% 3/26/2054 (b)	264,000	271,701
		1,292,517
Passenger Airlines - 0.0%
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/2036 (b)	260,999	234,912
TOTAL INDUSTRIALS		1,527,429

TOTAL UNITED KINGDOM		21,529,309
UNITED STATES - 68.1%
Communication Services - 4.4%
Diversified Telecommunication Services - 1.2%
AT&T Inc 2.25% 2/1/2032	650,000	547,667
AT&T Inc 3.65% 9/15/2059	223,000	157,750
AT&T Inc 3.8% 12/1/2057	1,354,000	996,454
AT&T Inc 4.35% 3/1/2029	900,000	890,402
Verizon Communications Inc 2.355% 3/15/2032	3,000,000	2,531,541
Verizon Communications Inc 2.55% 3/21/2031	1,539,000	1,345,657
Verizon Communications Inc 3.15% 3/22/2030	47,000	43,495
Verizon Communications Inc 3.7% 3/22/2061	1,300,000	943,862
Verizon Communications Inc 4.78% 2/15/2035 (b)	291,000	283,739
		7,740,567
Entertainment - 0.3%
Walt Disney Co/The 3.8% 3/22/2030	600,000	581,615
Walt Disney Co/The 4.75% 9/15/2044	320,000	301,798
Walt Disney Co/The 6.65% 11/15/2037	970,000	1,115,127
		1,998,540
Media - 2.7%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	1,600,000	1,585,415
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	342,000	289,578
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	120,000	102,498
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063	450,000	375,868
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	1,950,000	1,743,206
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	379,000	389,935
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	803,000	841,789
Comcast Corp 2.937% 11/1/2056	679,000	426,115
Comcast Corp 2.987% 11/1/2063	2,211,000	1,341,636
Cox Communications Inc 1.8% 10/1/2030 (b)	740,000	617,332
Discovery Communications LLC 3.625% 5/15/2030	1,583,000	1,431,728
Discovery Communications LLC 3.95% 3/20/2028	600,000	573,801
Time Warner Cable LLC 5.5% 9/1/2041	952,000	838,270
Time Warner Cable LLC 5.875% 11/15/2040	2,475,000	2,285,079
Time Warner Cable LLC 7.3% 7/1/2038	500,000	526,724
Warnermedia Holdings Inc 3.755% 3/15/2027	250,000	242,127
Warnermedia Holdings Inc 4.054% 3/15/2029	87,000	82,299
Warnermedia Holdings Inc 4.279% 3/15/2032	2,519,000	2,273,084
Warnermedia Holdings Inc 5.05% 3/15/2042	348,000	294,020
Warnermedia Holdings Inc 5.141% 3/15/2052	1,040,000	836,010
Warnermedia Holdings Inc 5.391% 3/15/2062	650,000	518,194
		17,614,708
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.4% 3/15/2029	381,000	345,899
T-Mobile USA Inc 2.7% 3/15/2032	1,382,000	1,193,636
		1,539,535
TOTAL COMMUNICATION SERVICES		28,893,350

Consumer Discretionary - 3.3%
Automobiles - 1.2%
Ford Motor Co 3.25% 2/12/2032	1,400,000	1,194,148
General Motors Co 5.95% 4/1/2049	1,300,000	1,299,220
General Motors Financial Co Inc 3.1% 1/12/2032	1,400,000	1,219,900
General Motors Financial Co Inc 5.55% 7/15/2029	2,000,000	2,044,663
General Motors Financial Co Inc 5.95% 4/4/2034	1,700,000	1,752,422
		7,510,353
Distributors - 0.0%
Genuine Parts Co 2.75% 2/1/2032	747,000	641,462
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	1,300,000	1,334,026
Specialty Retail - 1.9%
Advance Auto Parts Inc 1.75% 10/1/2027	2,313,000	2,063,616
Advance Auto Parts Inc 3.9% 4/15/2030	1,000,000	902,420
AutoNation Inc 3.85% 3/1/2032	1,900,000	1,728,680
AutoNation Inc 4.75% 6/1/2030	20,000	19,627
Home Depot Inc/The 1.375% 3/15/2031	575,000	473,464
Home Depot Inc/The 4.95% 6/25/2034	2,050,000	2,070,193
Lowe's Cos Inc 3.5% 4/1/2051	975,000	700,782
Lowe's Cos Inc 5.15% 7/1/2033	2,150,000	2,186,494
Lowe's Cos Inc 5.625% 4/15/2053	600,000	607,449
O'Reilly Automotive Inc 4.2% 4/1/2030	800,000	778,371
O'Reilly Automotive Inc 4.35% 6/1/2028	75,000	74,376
Ross Stores Inc 1.875% 4/15/2031	600,000	502,437
		12,107,909
TOTAL CONSUMER DISCRETIONARY		21,593,750

Consumer Staples - 1.1%
Beverages - 0.3%
Constellation Brands Inc 2.25% 8/1/2031	1,600,000	1,355,423
Constellation Brands Inc 2.875% 5/1/2030	470,000	425,403
		1,780,826
Consumer Staples Distribution & Retail - 0.1%
Dollar Tree Inc 3.375% 12/1/2051	1,000,000	663,622
Dollar Tree Inc 4.2% 5/15/2028	375,000	366,554
		1,030,176
Food Products - 0.2%
Smithfield Foods Inc 3% 10/15/2030 (b)	1,432,000	1,248,809
Tobacco - 0.5%
Philip Morris International Inc 5.125% 2/15/2030	2,200,000	2,239,950
Philip Morris International Inc 5.75% 11/17/2032	903,000	947,002
		3,186,952
TOTAL CONSUMER STAPLES		7,246,763

Energy - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	1,470,000	1,451,690
Columbia Pipelines Holding Co LLC 6.042% 8/15/2028 (b)	1,000,000	1,032,262
Columbia Pipelines Operating Co LLC 5.695% 10/1/2054 (b)	1,470,000	1,466,631
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	73,000	76,019
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (b)	197,000	207,649
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (b)	59,000	63,637
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (b)	106,000	117,210
DCP Midstream Operating LP 5.125% 5/15/2029	2,200,000	2,220,242
DCP Midstream Operating LP 5.375% 7/15/2025	318,000	318,528
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	582,000	538,842
Eastern Gas Transmission & Storage Inc 3.9% 11/15/2049	1,000,000	763,241
Energy Transfer LP 3.75% 5/15/2030	3,554,000	3,353,467
Energy Transfer LP 4% 10/1/2027	950,000	932,488
Energy Transfer LP 4.95% 6/15/2028	650,000	654,541
Energy Transfer LP 6% 6/15/2048	800,000	810,214
Energy Transfer LP 6.4% 12/1/2030	1,250,000	1,334,723
EnLink Midstream LLC 5.65% 9/1/2034	1,881,000	1,912,896
Eqt Corp 5.75% 2/1/2034	2,864,000	2,930,441
Hess Corp 4.3% 4/1/2027	2,575,000	2,556,317
Hess Corp 5.8% 4/1/2047	1,135,000	1,181,379
Hess Corp 6% 1/15/2040	575,000	612,361
Marathon Petroleum Corp 4.75% 9/15/2044	300,000	261,096
MPLX LP 2.65% 8/15/2030	702,000	622,663
MPLX LP 4.95% 9/1/2032	377,000	371,934
MPLX LP 5.65% 3/1/2053	2,300,000	2,258,145
Occidental Petroleum Corp 5.2% 8/1/2029	438,000	439,519
Occidental Petroleum Corp 5.375% 1/1/2032	555,000	552,157
Occidental Petroleum Corp 5.55% 10/1/2034	406,000	403,703
ONEOK Inc 3.25% 6/1/2030	500,000	460,605
Ovintiv Inc 5.15% 11/15/2041	136,000	118,309
Ovintiv Inc 8.125% 9/15/2030	409,000	465,073
Phillips 66 4.875% 11/15/2044	300,000	272,122
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	97,000	91,352
Plains All American Pipeline LP / PAA Finance Corp 4.65% 10/15/2025	1,119,000	1,117,170
Plains All American Pipeline LP / PAA Finance Corp 5.7% 9/15/2034	2,920,000	2,996,471
Targa Resources Corp 5.5% 2/15/2035	1,800,000	1,826,595
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030	25,000	23,084
Western Gas Partners LP 3.1% 2/1/2025 (d)	1,500,000	1,493,873
Western Gas Partners LP 4.05% 2/1/2030 (d)	1,870,000	1,775,804
Western Gas Partners LP 5.3% 3/1/2048	477,000	421,646
Western Gas Partners LP 6.15% 4/1/2033	735,000	763,910
Western Gas Partners LP 6.35% 1/15/2029	182,000	189,656
Williams Cos Inc/The 3.5% 11/15/2030	913,000	850,317
Williams Cos Inc/The 4.65% 8/15/2032	394,000	383,437
Williams Cos Inc/The 5.3% 8/15/2052	89,000	85,936
		42,779,355
Financials - 22.3%
Banks - 10.1%
Bank of America Corp 2.299% 7/21/2032 (c)	1,500,000	1,273,733
Bank of America Corp 2.676% 6/19/2041 (c)	1,030,000	747,217
Bank of America Corp 2.972% 2/4/2033 (c)	2,500,000	2,190,203
Bank of America Corp 3.483% 3/13/2052 (c)	950,000	718,417
Bank of America Corp 4.271% 7/23/2029 (c)	700,000	687,960
Bank of America Corp 4.571% 4/27/2033 (c)	1,600,000	1,553,717
Bank of America Corp 5.015% 7/22/2033 (c)	2,000,000	2,007,490
Bank of America Corp 5.202% 4/25/2029 (c)	5,000,000	5,060,138
Bank of America Corp 5.468% 1/23/2035 (c)	1,800,000	1,849,036
Citigroup Inc 4.075% 4/23/2029 (c)	1,600,000	1,564,809
Citigroup Inc 4.45% 9/29/2027	1,200,000	1,187,154
Citigroup Inc 4.91% 5/24/2033 (c)	599,000	591,655
Citigroup Inc 6.174% 5/25/2034 (c)	283,000	296,243
Citizens Financial Group Inc 2.638% 9/30/2032	2,015,000	1,658,931
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	828,000	844,834
Citizens Financial Group Inc 6.645% 4/25/2035 (c)	1,173,000	1,270,467
Fifth Third Bancorp 8.25% 3/1/2038	300,000	367,070
Huntington Bancshares Inc/OH 2.487% 8/15/2036 (c)	1,287,000	1,052,138
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)	1,600,000	1,666,932
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	104,000	94,016
JPMorgan Chase & Co 3.882% 7/24/2038 (c)	2,725,000	2,395,365
JPMorgan Chase & Co 4.203% 7/23/2029 (c)	600,000	588,725
JPMorgan Chase & Co 4.603% 10/22/2030 (c)	2,144,000	2,125,114
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	3,000,000	2,997,313
JPMorgan Chase & Co 4.946% 10/22/2035 (c)	5,685,000	5,638,563
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	2,500,000	2,590,833
PNC Financial Services Group Inc/The 5.068% 1/24/2034 (c)	2,200,000	2,190,508
PNC Financial Services Group Inc/The 5.582% 6/12/2029 (c)	1,220,000	1,250,307
PNC Financial Services Group Inc/The 6.875% 10/20/2034 (c)	1,200,000	1,340,639
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	335,000	317,863
Santander Holdings USA Inc 6.499% 3/9/2029 (c)	443,000	459,605
Santander Holdings USA Inc 6.565% 6/12/2029 (c)	1,750,000	1,825,648
Truist Financial Corp 5.122% 1/26/2034 (c)	700,000	693,489
Truist Financial Corp 5.711% 1/24/2035 (c)	2,500,000	2,579,201
US Bancorp 5.775% 6/12/2029 (c)	2,000,000	2,062,132
Wells Fargo & Co 2.393% 6/2/2028 (c)	800,000	754,672
Wells Fargo & Co 4.478% 4/4/2031 (c)	1,000,000	980,924
Wells Fargo & Co 5.013% 4/4/2051 (c)	700,000	665,139
Wells Fargo & Co 5.389% 4/24/2034 (c)	1,300,000	1,316,788
Wells Fargo & Co 5.499% 1/23/2035 (c)	1,500,000	1,537,275
Wells Fargo & Co 5.557% 7/25/2034 (c)	1,300,000	1,333,223
Wells Fargo & Co 5.574% 7/25/2029 (c)	1,300,000	1,332,737
Wells Fargo & Co 6.491% 10/23/2034 (c)	1,750,000	1,908,628
		65,566,851
Capital Markets - 4.5%
Ares Capital Corp 2.15% 7/15/2026	750,000	714,264
Ares Capital Corp 3.25% 7/15/2025	1,775,000	1,754,237
Ares Capital Corp 3.875% 1/15/2026	240,000	236,755
Ares Strategic Income Fund 5.6% 2/15/2030 (b)	1,500,000	1,485,310
Ares Strategic Income Fund 5.7% 3/15/2028 (b)	1,450,000	1,455,088
Ares Strategic Income Fund 6.35% 8/15/2029 (b)	1,470,000	1,499,302
Athene Global Funding 1.985% 8/19/2028 (b)	1,355,000	1,219,125
Athene Global Funding 2.5% 3/24/2028 (b)	750,000	695,372
Blackstone Holdings Finance Co LLC 2.8% 9/30/2050 (b)	523,000	330,620
Blackstone Private Credit Fund 2.7% 1/15/2025	1,500,000	1,495,291
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	1,850,000	1,772,693
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (c)	900,000	883,160
HPS Corporate Lending Fund 6.75% 1/30/2029 (b)	3,142,000	3,244,496
Morgan Stanley 1.794% 2/13/2032 (c)	740,000	615,901
Morgan Stanley 2.239% 7/21/2032 (c)	1,500,000	1,266,871
Morgan Stanley 4.431% 1/23/2030 (c)	111,000	109,313
Morgan Stanley 4.654% 10/18/2030 (c)	3,200,000	3,171,645
Morgan Stanley 5.164% 4/20/2029 (c)	2,500,000	2,526,803
Morgan Stanley 5.32% 7/19/2035 (c)	2,800,000	2,840,761
Morgan Stanley 5.424% 7/21/2034 (c)	641,000	652,731
Morgan Stanley 5.449% 7/20/2029 (c)	316,000	322,834
Nasdaq Inc 5.95% 8/15/2053	189,000	199,633
Nasdaq Inc 6.1% 6/28/2063	151,000	160,771
Nuveen LLC 5.55% 1/15/2030 (b)	293,000	302,164
		28,955,140
Consumer Finance - 1.6%
Ally Financial Inc 2.2% 11/2/2028	480,000	432,626
Ally Financial Inc 4.75% 6/9/2027	2,100,000	2,095,589
Ally Financial Inc 5.75% 11/20/2025	910,000	913,917
Ally Financial Inc 6.992% 6/13/2029 (c)	1,170,000	1,228,125
Ally Financial Inc 8% 11/1/2031	717,000	805,800
Capital One Financial Corp 3.8% 1/31/2028	11,000	10,656
Capital One Financial Corp 5.247% 7/26/2030 (c)	662,000	665,554
Capital One Financial Corp 5.468% 2/1/2029 (c)	318,000	321,694
Capital One Financial Corp 6.312% 6/8/2029 (c)	1,250,000	1,298,511
Capital One Financial Corp 7.624% 10/30/2031 (c)	495,000	553,420
Discover Financial Services 4.1% 2/9/2027	39,000	38,480
Ford Motor Credit Co LLC 3.625% 6/17/2031	200,000	176,602
Ford Motor Credit Co LLC 4.271% 1/9/2027	400,000	392,763
Ford Motor Credit Co LLC 4.95% 5/28/2027	1,850,000	1,837,846
		10,771,583
Financial Services - 3.1%
Aon Corp / Aon Global Holdings PLC 2.6% 12/2/2031	404,000	350,966
Aviation Capital Group LLC 6.75% 10/25/2028 (b)	1,300,000	1,374,279
Corebridge Financial Inc 3.65% 4/5/2027	171,000	166,800
Corebridge Financial Inc 3.85% 4/5/2029	168,000	162,113
Corebridge Financial Inc 3.9% 4/5/2032	1,699,000	1,577,168
Corebridge Financial Inc 4.35% 4/5/2042	45,000	38,960
Corebridge Financial Inc 4.4% 4/5/2052	134,000	112,441
Corebridge Financial Inc 6.05% 9/15/2033	1,600,000	1,691,045
Equitable Holdings Inc 4.35% 4/20/2028	700,000	690,599
Equitable Holdings Inc 5% 4/20/2048	679,000	635,009
Essent Group Ltd 6.25% 7/1/2029	1,500,000	1,544,688
Fiserv Inc 3.5% 7/1/2029	271,000	257,017
Jackson Financial Inc 3.125% 11/23/2031	2,257,000	1,956,114
Jackson Financial Inc 4% 11/23/2051	800,000	587,168
Jackson Financial Inc 5.17% 6/8/2027	181,000	182,477
Jackson Financial Inc 5.67% 6/8/2032	194,000	198,961
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	1,625,000	1,542,957
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	1,570,000	1,335,087
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 4.375% 2/2/2052	680,000	532,404
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	1,600,000	1,612,350
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	1,500,000	1,529,159
Rexford Industrial Realty LP 2.15% 9/1/2031	599,000	496,411
Sixth Street Lending Partners 6.5% 3/11/2029 (b)	1,751,000	1,782,144
		20,356,317
Insurance - 3.0%
AmFam Holdings Inc 2.805% 3/11/2031 (b)	950,000	743,100
Assurant Inc 2.65% 1/15/2032	2,100,000	1,792,542
Athene Holding Ltd 3.45% 5/15/2052	700,000	472,425
Athene Holding Ltd 3.95% 5/25/2051	316,000	241,113
Athene Holding Ltd 5.875% 1/15/2034	800,000	828,992
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	890,000	804,722
Guardian Life Insurance Co of America/The 4.85% 1/24/2077 (b)	400,000	354,283
Hartford Financial Services Group Inc/The 4.3% 4/15/2043	1,025,000	903,282
Liberty Mutual Group Inc 5.5% 6/15/2052 (b)	946,000	908,608
Marsh & McLennan Cos Inc 4.9% 3/15/2049	834,000	786,184
Massachusetts Mutual Life Insurance Co 3.729% 10/15/2070 (b)	350,000	241,776
MetLife Inc 5.375% 7/15/2033	2,500,000	2,601,729
New York Life Insurance Co 4.45% 5/15/2069 (b)	54,000	44,610
Pacific LifeCorp 3.35% 9/15/2050 (b)	700,000	496,219
Pine Street Trust III 6.223% 5/15/2054 (b)	2,100,000	2,225,624
Prudential Financial Inc 6% 9/1/2052 (c)	672,000	680,037
Reinsurance Group of America Inc 5.75% 9/15/2034	1,700,000	1,747,084
Unum Group 4.125% 6/15/2051	2,220,000	1,742,723
Unum Group 6% 6/15/2054	600,000	628,020
Willis North America Inc 5.35% 5/15/2033	1,200,000	1,219,285
		19,462,358
TOTAL FINANCIALS		145,112,249

Health Care - 4.9%
Biotechnology - 0.7%
Amgen Inc 5.25% 3/2/2030	222,000	226,970
Amgen Inc 5.25% 3/2/2033	251,000	255,077
Amgen Inc 5.65% 3/2/2053	818,000	834,359
Amgen Inc 5.75% 3/2/2063	216,000	219,899
Gilead Sciences Inc 5.5% 11/15/2054	1,500,000	1,537,745
Gilead Sciences Inc 5.6% 11/15/2064	1,500,000	1,538,121
		4,612,171
Health Care Equipment & Supplies - 0.1%
Becton Dickinson & Co 2.823% 5/20/2030	750,000	679,149
Health Care Providers & Services - 3.2%
Centene Corp 2.5% 3/1/2031	650,000	545,708
Centene Corp 2.625% 8/1/2031	2,645,000	2,210,567
Centene Corp 3% 10/15/2030	1,310,000	1,142,342
Centene Corp 4.25% 12/15/2027	1,025,000	991,183
Centene Corp 4.625% 12/15/2029	585,000	560,886
Cigna Group/The 3.4% 3/15/2050	500,000	353,955
Cigna Group/The 4.375% 10/15/2028	561,000	555,765
Cigna Group/The 4.8% 8/15/2038	1,907,000	1,805,305
Cigna Group/The 4.9% 12/15/2048	7,000	6,370
CVS Health Corp 5% 1/30/2029	202,000	202,557
CVS Health Corp 5.125% 2/21/2030	2,200,000	2,201,114
CVS Health Corp 5.25% 1/30/2031	83,000	83,202
CVS Health Corp 5.3% 6/1/2033	1,900,000	1,885,476
CVS Health Corp 5.875% 6/1/2053	1,000,000	985,695
HCA Inc 3.375% 3/15/2029	439,000	412,426
HCA Inc 3.625% 3/15/2032	440,000	396,672
HCA Inc 4.625% 3/15/2052	660,000	547,721
HCA Inc 5.125% 6/15/2039	1,217,000	1,155,243
HCA Inc 5.25% 6/15/2049	240,000	220,183
Humana Inc 5.375% 4/15/2031	345,000	348,599
Icon Investments Six DAC 5.849% 5/8/2029	868,000	891,591
Icon Investments Six DAC 6% 5/8/2034	1,014,000	1,042,419
Sabra Health Care LP 3.2% 12/1/2031	588,000	514,754
Sabra Health Care LP 3.9% 10/15/2029	123,000	115,820
UnitedHealth Group Inc 4.75% 7/15/2045	950,000	887,890
Universal Health Services Inc 2.65% 1/15/2032	1,072,000	897,118
		20,960,561
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co 4.125% 6/15/2039	138,000	124,056
Bristol-Myers Squibb Co 5.1% 2/22/2031	550,000	561,906
Bristol-Myers Squibb Co 5.2% 2/22/2034	1,100,000	1,126,073
Bristol-Myers Squibb Co 5.5% 2/22/2044	223,000	229,807
Bristol-Myers Squibb Co 5.55% 2/22/2054	757,000	782,846
Bristol-Myers Squibb Co 5.65% 2/22/2064	1,100,000	1,124,920
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	1,375,000	1,419,235
Perrigo Finance Unlimited Co 4.9% 6/15/2030 (d)	600,000	575,293
		5,944,136
TOTAL HEALTH CARE		32,196,017

Industrials - 3.7%
Aerospace & Defense - 2.2%
Boeing Co 2.196% 2/4/2026	1,200,000	1,159,699
Boeing Co 2.75% 2/1/2026	900,000	875,460
Boeing Co 3.625% 2/1/2031	2,000,000	1,823,472
Boeing Co 3.75% 2/1/2050	1,150,000	812,975
Boeing Co 5.04% 5/1/2027	900,000	900,290
Boeing Co 5.15% 5/1/2030	2,385,000	2,374,749
Boeing Co 5.805% 5/1/2050	500,000	478,076
Boeing Co 6.298% 5/1/2029 (b)	161,000	167,693
Boeing Co 6.388% 5/1/2031 (b)	122,000	128,508
Boeing Co 6.528% 5/1/2034 (b)	130,000	138,228
Boeing Co 6.858% 5/1/2054 (b)	646,000	701,575
Boeing Co 7.008% 5/1/2064 (b)	635,000	691,450
Northrop Grumman Corp 4.03% 10/15/2047	1,225,000	1,012,750
RTX Corp 6.1% 3/15/2034	1,100,000	1,183,381
RTX Corp 6.4% 3/15/2054	1,000,000	1,141,510
		13,589,816
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	50,000	52,916
Carrier Global Corp 6.2% 3/15/2054	31,000	34,650
		87,566
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC 4.7% 9/1/2045	500,000	462,841
Norfolk Southern Corp 5.35% 8/1/2054	950,000	949,738
		1,412,579
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd 4.5% 3/21/2049	300,000	272,350
Machinery - 0.8%
AGCO Corp 5.8% 3/21/2034	1,188,000	1,219,441
Ingersoll Rand Inc 5.314% 6/15/2031	1,400,000	1,431,475
Ingersoll Rand Inc 5.4% 8/14/2028	629,000	643,560
Ingersoll Rand Inc 5.45% 6/15/2034	1,400,000	1,434,547
Ingersoll Rand Inc 5.7% 8/14/2033	697,000	726,896
		5,455,919
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	125,559	117,810
United Airlines 2019-1 Class A Pass Through Trust 4.55% 2/25/2033	146,593	133,457
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	78,274	74,215
		325,482
Professional Services - 0.2%
Booz Allen Hamilton Inc 5.95% 8/4/2033	1,488,000	1,546,413
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc 5% 10/3/2034	1,236,000	1,211,112
TOTAL INDUSTRIALS		23,901,237

Information Technology - 5.3%
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp 5.25% 4/5/2034	937,000	957,838
Dell International LLC / EMC Corp 3.45% 12/15/2051	253,000	181,639
Dell International LLC / EMC Corp 4.35% 2/1/2030	2,100,000	2,049,405
Dell International LLC / EMC Corp 6.2% 7/15/2030	950,000	1,009,211
Vontier Corp 1.8% 4/1/2026	3,000,000	2,873,407
Vontier Corp 2.95% 4/1/2031	1,169,000	1,013,624
		8,085,124
IT Services - 0.5%
CDW LLC / CDW Finance Corp 2.67% 12/1/2026	1,054,000	1,006,663
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	589,000	586,562
CDW LLC / CDW Finance Corp 5.55% 8/22/2034	1,800,000	1,791,375
		3,384,600
Semiconductors & Semiconductor Equipment - 2.3%
Broadcom Inc 1.95% 2/15/2028 (b)	854,000	784,942
Broadcom Inc 2.45% 2/15/2031 (b)	460,000	401,212
Broadcom Inc 2.6% 2/15/2033 (b)	1,617,000	1,354,685
Broadcom Inc 3.469% 4/15/2034 (b)	1,500,000	1,323,046
Broadcom Inc 3.5% 2/15/2041 (b)	371,000	296,976
Broadcom Inc 3.75% 2/15/2051 (b)	174,000	133,691
Broadcom Inc 5.05% 7/12/2029	1,105,000	1,117,443
Broadcom Inc 5.15% 11/15/2031	1,800,000	1,828,232
Marvell Technology Inc 2.45% 4/15/2028	1,500,000	1,388,612
Marvell Technology Inc 5.75% 2/15/2029	750,000	774,664
Marvell Technology Inc 5.95% 9/15/2033	591,000	623,016
Micron Technology Inc 2.703% 4/15/2032	1,100,000	940,283
Micron Technology Inc 4.185% 2/15/2027	1,250,000	1,234,967
Micron Technology Inc 5.3% 1/15/2031	1,556,000	1,577,279
NVIDIA Corp 3.7% 4/1/2060	1,050,000	823,031
		14,602,079
Software - 1.2%
AppLovin Corp 5.125% 12/1/2029 (e)	600,000	604,131
AppLovin Corp 5.375% 12/1/2031 (e)	1,900,000	1,918,984
Oracle Corp 2.3% 3/25/2028	529,000	492,161
Oracle Corp 2.875% 3/25/2031	1,300,000	1,159,706
Oracle Corp 3.95% 3/25/2051	1,880,000	1,466,994
Oracle Corp 4% 11/15/2047	375,000	299,314
Roper Technologies Inc 2% 6/30/2030	2,035,000	1,758,882
		7,700,172
Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc 2.8% 2/8/2061	700,000	443,809
TOTAL INFORMATION TECHNOLOGY		34,215,784

Materials - 1.9%
Chemicals - 1.7%
Celanese US Holdings LLC 6.165% 7/15/2027	2,000,000	2,040,541
Celanese US Holdings LLC 6.6% 11/15/2028	256,000	265,065
Celanese US Holdings LLC 6.8% 11/15/2030	259,000	272,747
Celanese US Holdings LLC 6.95% 11/15/2033	2,217,000	2,371,294
Dow Chemical Co/The 5.15% 2/15/2034	1,900,000	1,907,233
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	1,825,000	1,679,064
International Flavors & Fragrances Inc 3.468% 12/1/2050 (b)	525,000	363,842
International Flavors & Fragrances Inc 5% 9/26/2048	850,000	762,963
Sherwin-Williams Co/The 4.5% 6/1/2047	375,000	330,072
Westlake Corp 3.375% 6/15/2030	900,000	833,303
		10,826,124
Containers & Packaging - 0.2%
Avery Dennison Corp 4.875% 12/6/2028	50,000	50,303
Sonoco Products Co 4.6% 9/1/2029	1,240,000	1,218,454
		1,268,757
TOTAL MATERIALS		12,094,881

Real Estate - 5.7%
Diversified REITs - 1.4%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	2,763,000	2,779,320
Piedmont Operating Partnership LP 2.75% 4/1/2032	86,000	69,078
Piedmont Operating Partnership LP 6.875% 7/15/2029	265,000	273,285
Store Capital LLC 2.7% 12/1/2031	1,675,000	1,397,750
VICI Properties LP 4.75% 2/15/2028	378,000	375,781
VICI Properties LP 4.95% 2/15/2030	1,100,000	1,087,623
VICI Properties LP 5.125% 5/15/2032	1,615,000	1,595,505
VICI Properties LP 5.75% 4/1/2034	69,000	70,448
Vornado Realty LP 2.15% 6/1/2026	103,000	98,125
Vornado Realty LP 3.4% 6/1/2031	372,000	321,709
WP Carey Inc 2.4% 2/1/2031	348,000	300,232
WP Carey Inc 4.25% 10/1/2026	450,000	445,310
		8,814,166
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc 1.875% 2/1/2033	950,000	747,154
Omega Healthcare Investors Inc 3.25% 4/15/2033	278,000	238,826
Omega Healthcare Investors Inc 3.375% 2/1/2031	1,402,000	1,262,594
Omega Healthcare Investors Inc 4.5% 4/1/2027	1,000,000	989,085
Ventas Realty LP 2.5% 9/1/2031	729,000	627,552
Welltower OP LLC 4.125% 3/15/2029	675,000	659,588
		4,524,799
Office REITs - 1.1%
COPT Defense Properties LP 2% 1/15/2029	904,000	799,244
COPT Defense Properties LP 2.25% 3/15/2026	52,000	50,215
COPT Defense Properties LP 2.75% 4/15/2031	414,000	356,245
COPT Defense Properties LP 2.9% 12/1/2033	1,600,000	1,307,715
Hudson Pacific Properties LP 3.95% 11/1/2027	3,400,000	3,015,234
Hudson Pacific Properties LP 5.95% 2/15/2028	1,900,000	1,700,987
		7,229,640
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP 8.3% 3/15/2028	412,000	434,858
Brandywine Operating Partnership LP 8.875% 4/12/2029	373,000	402,805
Tanger Properties LP 2.75% 9/1/2031	596,000	508,456
Tanger Properties LP 3.125% 9/1/2026	497,000	480,645
		1,826,764
Residential REITs - 1.0%
American Homes 4 Rent LP 5.5% 7/15/2034	584,000	592,244
Invitation Homes Operating Partnership LP 2% 8/15/2031	600,000	496,255
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	269,000	251,856
Invitation Homes Operating Partnership LP 4.875% 2/1/2035	1,333,000	1,296,966
Sun Communities Operating LP 2.3% 11/1/2028	97,000	88,044
Sun Communities Operating LP 2.7% 7/15/2031	250,000	214,225
Sun Communities Operating LP 4.2% 4/15/2032	1,800,000	1,674,435
Sun Communities Operating LP 5.7% 1/15/2033	1,100,000	1,119,235
UDR Inc 2.1% 6/15/2033	374,000	295,549
UDR Inc 2.1% 8/1/2032	939,000	764,524
		6,793,333
Retail REITs - 1.2%
Agree LP 2% 6/15/2028	2,100,000	1,906,963
Agree LP 4.8% 10/1/2032	1,065,000	1,039,361
Agree LP 5.625% 6/15/2034	1,400,000	1,435,978
Brixmor Operating Partnership LP 2.25% 4/1/2028	410,000	376,411
Brixmor Operating Partnership LP 4.05% 7/1/2030	148,000	141,112
Kite Realty Group LP 5.5% 3/1/2034	90,000	91,386
Kite Realty Group Trust 4.75% 9/15/2030	277,000	274,326
NNN REIT Inc 5.6% 10/15/2033	1,900,000	1,957,947
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	263,000	254,168
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	92,000	94,529
Realty Income Corp 2.85% 12/15/2032	30,000	25,859
Realty Income Corp 3.25% 1/15/2031	30,000	27,483
		7,625,523
Specialized REITs - 0.0%
Crown Castle Inc 3.25% 1/15/2051	450,000	313,041
TOTAL REAL ESTATE		37,127,266

Utilities - 8.9%
Electric Utilities - 5.7%
Alabama Power Co 3.05% 3/15/2032	380,000	340,519
American Transmission Systems Inc 2.65% 1/15/2032 (b)	1,148,000	993,103
Cleco Corporate Holdings LLC 3.743% 5/1/2026	2,790,000	2,733,211
Cleco Corporate Holdings LLC 4.973% 5/1/2046	750,000	659,633
Consolidated Edison Co of New York Inc 5.125% 3/15/2035	1,500,000	1,525,231
Consolidated Edison Co of New York Inc 5.2% 3/1/2033	1,300,000	1,334,446
Consolidated Edison Co of New York Inc 5.5% 3/15/2055	1,500,000	1,530,709
Duke Energy Corp 2.45% 6/1/2030	70,000	62,029
Duke Energy Corp 4.5% 8/15/2032	1,240,000	1,203,640
Duke Energy Corp 5% 8/15/2052	3,150,000	2,891,854
Duke Energy Ohio Inc 5.25% 4/1/2033	2,500,000	2,564,086
Duquesne Light Holdings Inc 2.532% 10/1/2030 (b)	293,000	254,925
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	266,000	225,901
Duquesne Light Holdings Inc 3.616% 8/1/2027 (b)	1,810,000	1,749,424
Edison International 5.45% 6/15/2029	1,348,000	1,375,039
Entergy Corp 2.8% 6/15/2030	72,000	65,113
Exelon Corp 3.35% 3/15/2032	1,602,000	1,447,529
Exelon Corp 4.1% 3/15/2052	76,000	61,402
Exelon Corp 4.7% 4/15/2050	800,000	712,619
Exelon Corp 5.1% 6/15/2045	370,000	352,982
Exelon Corp 5.45% 3/15/2034	1,400,000	1,434,717
Exelon Corp 5.6% 3/15/2053	1,400,000	1,424,022
FirstEnergy Corp 2.25% 9/1/2030	534,000	461,310
FirstEnergy Corp 2.65% 3/1/2030	2,150,000	1,924,666
FirstEnergy Corp 3.4% 3/1/2050	400,000	284,206
FirstEnergy Corp 3.9% 7/15/2027 (d)	900,000	877,618
Georgia Power Co 5.25% 3/15/2034	1,400,000	1,433,784
IPALCO Enterprises Inc 5.75% 4/1/2034	600,000	616,006
ITC Holdings Corp 5.65% 5/9/2034 (b)	2,000,000	2,068,070
Monongahela Power Co 5.85% 2/15/2034 (b)	875,000	917,697
Pacific Gas and Electric Co 5.9% 10/1/2054	852,000	874,659
PPL Capital Funding Inc 5.25% 9/1/2034	1,250,000	1,264,030
Southern Co/The 4.4% 7/1/2046	700,000	606,093
Southern Co/The 5.7% 3/15/2034	380,000	398,158
Virginia Electric and Power Co 5.55% 8/15/2054	396,000	405,971
		37,074,402
Gas Utilities - 0.3%
Southern Co Gas Capital Corp 4.4% 5/30/2047	625,000	539,031
Southern Co Gas Capital Corp 5.75% 9/15/2033	1,800,000	1,884,023
		2,423,054
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 1.375% 1/15/2026	290,000	278,341
AES Corp/The 2.45% 1/15/2031	4,555,000	3,860,713
AES Corp/The 3.3% 7/15/2025 (b)	216,000	213,383
AES Corp/The 3.95% 7/15/2030 (b)	593,000	552,255
		4,904,692
Multi-Utilities - 2.1%
Berkshire Hathaway Energy Co 4.6% 5/1/2053	2,000,000	1,758,392
NiSource Inc 2.95% 9/1/2029	229,000	211,650
NiSource Inc 3.6% 5/1/2030	950,000	896,874
NiSource Inc 4.375% 5/15/2047	650,000	560,034
NiSource Inc 4.8% 2/15/2044	500,000	461,400
NiSource Inc 5.25% 3/30/2028	4,295,000	4,371,186
Puget Energy Inc 2.379% 6/15/2028	2,000,000	1,835,488
Puget Energy Inc 4.1% 6/15/2030	1,023,000	970,770
Puget Energy Inc 4.224% 3/15/2032	1,344,000	1,250,562
Sempra 3.8% 2/1/2038	1,500,000	1,286,592
		13,602,948
TOTAL UTILITIES		58,005,096

TOTAL UNITED STATES		443,165,748
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $588,545,421)		560,053,431

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 5.75% 7/15/2080 (c)	753,000	747,979
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.875% (b)(c)(f)	950,000	913,264
TOTAL PREFERRED SECURITIES (Cost $1,705,000)		1,661,243

U.S. Treasury Obligations - 9.3%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.75% 8/15/2041	1.97	2,500,000	1,707,129
US Treasury Bonds 1.875% 2/15/2041	2.05 to 2.19	2,943,000	2,077,459
US Treasury Bonds 2% 11/15/2041	1.86	2,000,000	1,415,703
US Treasury Bonds 4.25% 2/15/2054	4.34 to 4.79	744,000	726,678
US Treasury Bonds 4.25% 8/15/2054	4.05 to 4.57	28,400,000	27,774,313
US Treasury Bonds 4.5% 11/15/2054	4.37	12,000,000	12,251,250
US Treasury Bonds 4.625% 5/15/2054	4.25 to 4.65	12,770,000	13,274,814
US Treasury Notes 4.5% 11/15/2033	3.92	1,500,000	1,534,395
TOTAL U.S. TREASURY OBLIGATIONS (Cost $63,479,137)			60,761,741

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $12,680,737)	4.64	12,678,211	12,680,747

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $670,582,148)	639,205,223
NET OTHER ASSETS (LIABILITIES) - 1.7%	11,277,553
NET ASSETS - 100.0%	650,482,776

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,884,326 or 16.9% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	11,446,553	56,376,556	55,142,362	172,219	-	-	12,680,747	0.0%
Fidelity Securities Lending Cash Central Fund	-	25,924,036	25,924,036	358	-	-	-	0.0%
Total	11,446,553	82,300,592	81,066,398	172,577	-	-	12,680,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.